Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 8, 2012

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

Jefferies Asset Management Commodity Strategy Allocation Fund (the “Fund”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated April 20, 2012, to the prospectus dated August 31, 2011, with respect to the Fund. The purpose of this filing is to submit the 497(e) filing dated April 20, 2012 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg

JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP